FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2021
FINANCIAL RISK MANAGEMENT
FINANCIAL RISK MANAGEMENT

NOTE 26 – FINANCIAL RISK MANAGEMENT

Financial risk factors

Telecom and its subsidiaries are exposed to the following financial risks in the ordinary course of its business operations:

●	Market risk: stemming from change in exchange rates, market prices and interest rates in connection with financial assets that have been originated and financial liabilities that have been assumed;
●	Credit risk: representing the risk of the non-fulfillment of the obligations undertaken by the counterpart regarding the operations of Telecom;
●	Liquidity risk: connected with the need to meet short-term financial commitments.

These financial risks are managed by:

●	The definition of guidelines for directing operations;
●	The activity of the Board of Directors and Management which monitors the level of exposure to mentioned risks consistently with prefixed general objectives;
●	The identification of the most suitable financial instruments, including derivatives, to reach prefixed objectives;
●	The monitoring of the results achieved.

The policies to manage and the sensitivity analyses of the above financial risks by Telecom are described below.

Market risk

One of the main Telecom’s market risks is its exposure to changes in foreign currency exchange rates in the markets in which it operates.

Foreign currency risk is the risk that the future fair values or cash flows of a financial instrument may fluctuate due to exchange rate changes.

Telecom has great part of its commercial debt nominated in US$ and other currencies. Additionally, holds part of its financial debt is denominated in US$.

The financial risk management policies of Telecom are directed towards diversifying market risks by the acquisition of goods and services in the functional currency and minimizing interest rate exposure by an appropriate diversification of the portfolio. This may also be achieved by using carefully selected derivative financial instruments to mitigate long-term positions in foreign currency and/or adjustable by variable interest rates. For more information, see Note 22 to these consolidated financial statements.

Additionally, Telecom and its subsidiaries have cash and cash equivalents and investments mostly denominated in foreign currency that are also sensitive to changes in peso/dollar exchange rates and contribute to reduce the exposure to trade payables in foreign currency.

Financial assets and liabilities denominated in foreign currencies

Financial assets and liabilities denominated in foreign currencies as of December 31, 2021 and 2020, are the following:

	2021	2020
	In equivalent millions of Argentine pesos
Assets	19,969	31,160
Liabilities	(233,985)	(311,361)
Liabilities Net	(214,016)	(280,201)

In order to reduce this net position in foreign currency Telecom has DFI as of December 31, 2021 amounting to US$89 million, therefore, the net liability not hedged amounts to US$1,994 million as of that date.

Exchange rate risk – Sensitivity analysis

Based on the composition of the consolidated statement of financial position as of December 31, 2021, which is a not hedged net liability position in foreign currency of US$1,994 million, Management estimates that an increase in the U.S. dollar exchange rate of approximately 20%, would result in a variation of approximately $40,964 of the consolidated financial position in foreign currency.

Interest rate risk – Sensitivity analysis

Within its structure of financial debt, Telecom and its subsidiaries have bank overdrafts denominated in Argentine pesos accruing interest at rates that are reset at maturity, notes and other financial entities' loans denominated in Argentine pesos, U.S. dollar,RMB and Guaraníes that bear interest at fixed and variable rates. For further information, see Note 13 to these consolidated financial statements.

The Company has financial debts at variable rate, which amounts approximately to $104,919 as of December 31, 2021. In order to reduce the effect of changes in interest rates, Telecom has DFI that amounts to $11,299 as of December 31, 2021, that convert variable rates into fixed rates. Therefore, the net financial debt not hedged amounts to $93,620 as of December 31, 2021. Management believes that any variation of 100 bps in the agreed interest rates would result in $936 gain / loss.

Price Risk – Sensitivity Analysis

Telecom’s and its subsidiaries' investments in financial assets at fair value through profit or loss are susceptible to the risk of changes in market prices arising from fluctuations in the future value of these assets. The Company conducts an ongoing monitoring of the evolution of these assets’ prices.

As of December 31, 2021, the total value of investments with changes in fair value recognized in net income amounted to $10,786.

Management estimates that any 10% variation in the market price would result in $1,079 gain / loss.

This sensitivity analysis provides only a limited point of view of the sensitivity to market risk of certain financial instruments. The actual impact of changes in financial instruments may differ significantly from this estimate.

Credit risk

Credit risk represents Telecom's exposure to possible losses arising from the failure of commercial or financial counterparts to fulfill their assumed obligations. Such risk stems principally from economic and financial factors that could affect to our debtors.

Credit risk arises from cash and cash equivalents, deposits with banks and financial institutions, as well as credit exposures to customers, including outstanding receivables and committed transactions.

Telecom's maximum theoretical exposure to credit risk is represented by the carrying amount of the financial assets and trade receivables, net recorded in the consolidated statement of financial position.

	Cash and cash		Trade	Other
Date due	equivalents	Investments	receivables, net	receivables, net	Total
Total due	—	—	12,578	26	12,604
Total not due	19,849	10,786	10,048	2,847	43,530
Total as of December 31, 2021	19,849	10,786	22,626	2,873	56,134

The accruals to the allowance for doubtful accounts are recorded: (i) for an exact amount on credit positions that present an element of individual risk (bankruptcy, customers under legal proceedings with the Company); and (ii) on credit positions that do not present such characteristics, by customer segment considering the aging of the accounts receivable balances, expected credit losses, customer creditworthiness and changes in the customer payment terms. Total overdue balances not covered by the allowance for doubtful accounts amount to $12,578 as of December 31, 2021 ($14,576 as of December 31, 2020).

Regarding the credit risk relating to the asset included in the “Net financial debt or asset”, it should be noted that Telecom evaluates the outstanding credit of the counterparty and the levels of investment, based, among others, on their credit rating and the equity size of the counterparty. In order to minimize credit risk, Telecom also pursues a diversification policy for its investments of liquidity with leading high-credit-quality banking and financial institutions and generally for short-term periods. Consequently, there are no significant positions with any one single counterpart.

Telecom serves a wide range of customers, including residential customers, businesses and governmental agencies. As such, Telecom's account receivables are not subject to significant concentration of credit risk.

Liquidity risk

Liquidity risk represents the risk that Telecom and its subsidiaries have no funds to accomplish its obligations of any nature (labor, commercial, fiscal and financial, among others).

Telecom and its subsidiaries' working capital breakdown and their main variations are disclosed below:

	2021	2020	Variation
Trade receivables	22,554	28,612	(6,058)
Other receivables (not considering financial DFI)	6,931	8,323	(1,392)
Inventories	3,115	5,618	(2,503)
Current liabilities (not considering financial debt)	(100,714)	(97,279)	(3,435)
Operative working capital	(68,114)	(54,726)	(13,388)
Over revenues	16%	12%

Cash and cash equivalents	19,849	27,965	(8,116)
Financial DFI	—	3	(3)
Other receivables	1,915	2,071	(156)
Investments	10,786	7,804	2,982
Current financial debt	(64,869)	(62,795)	(2,074)
Net Current financial (liability) asset	(32,319)	(24,952)	(7,367)

Negative operating working capital (current assets - current liabilities)	(100,433)	(79,678)	(20,755)
Liquidity rate	0.4	0.5

Telecom and its subsidiaries have a typical working capital structure corresponding to a company with intensive capital that obtains spontaneous financing from its suppliers (especially PP&E) for longer terms than those it provides to its customers. According to this, the negative working capital amounted to $100,433 as of December 31, 2021 (increasing $20,755 vs. December 31, 2020).

Telecom has an excellent credit rating and has several financing sources and several offers from first-class international institutions to diversify its current funding structure, which includes accessing to domestic and international capital market and obtaining competitive bank loans in what relates to terms and financial costs.

The Company’s management evaluates the national and international macroeconomic context to take advantage of market opportunities that allows it preserving its financial health for the benefit of its investors.

Telecom manages its cash and cash equivalents and its financial assets trying to match the term of investments with those of its obligations. Cash and cash equivalents position is invested in highly liquid short-term instruments.

Telecom maintains a liquidity policy that includes cash through its normal course of business. Telecom and its subsidiaries have consolidated cash and cash equivalents amounting to $19,849 (equivalent to US$193 million) as of December 31, 2021 (as of December 31, 2020 amounted to US$220 million).

During years ended December 31, 2021 and 2020, Telecom continued obtaining funds from the financial market used to pay its investments, operative working capital, and other corporative expenses and refinancing part of its financial debts in the framework of its permanent policy of optimizing the term, rate and structure of its financial debts. For further information on bank loans agreements, bank loans payments and bank loans restructured, see Note 13 to these consolidated financial statements.

The table below contains a breakdown of financial liabilities into relevant maturity groups based on the remaining period at the date of the consolidated statement of financial position to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Trade	Financial	Leases	Other
Maturity Date	payables	Debt	liabilities	liabilities	Total
Due	2,717	—	—	—	2,717
January 2022 thru December 2022	46,519	68,437	6,724	123	121,803
January 2023 thru December 2023	900	58,941	4,009	2	63,852
January 2024 thru December 2024	166	58,489	3,036	—	61,691
January 2025 and thereafter	35	128,108	6,958	—	135,101
	50,337	313,975	20,727	125	385,164

Capital management

The primary objective of Telecom's capital management is to ensure that it maintains a strong credit rating and healthy capital ratios in order to support its business and maximize shareholder value.

Telecom manages its capital structure and makes adjustments considering the business evolution and changes in the macroeconomic conditions.

To maintain or adjust the capital structure, the company may adjust the dividend payment to shareholders and the level of indebtedness.

The company does not have to comply with regulatory capital adequacy requirements.